Other Intangible Assets, Net and Goodwill - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense on intangible assets	$ 42.3	$ 42.2	$ 15.5